Net Loss Per Class A Common Unit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Unit

Basic and diluted net loss per Class A common unit were calculated as follows (in thousands except per unit amounts):

	Three Months Ended March 31,
	2020	2019
Numerator:
Net loss attributable to Zentalis Pharmaceuticals, LLC	$(16,126)	$(8,343)

Denominator:
Weighted average number of Class A common units outstanding, basic and diluted	5,601	5,594

Net loss per Class A common unit	$(2.88)	$(1.49)

Basic and diluted net loss per Class A common unit were calculated as follows (in thousands except per share amounts):

	Year ended December 31,
	2018	2019
Net loss attributable to Zentalis Pharmaceuticals, LLC	$(21,067)	$(45,663)

Weighted average number of Class A common units outstanding, basic and diluted	5,594	5,597

Net loss per Class A common unit	$(3.77)	$(8.16)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Unit

The following Class A common unit equivalents have been excluded from the calculations of diluted net loss per Class A common unit because their inclusion would be antidilutive (in thousands).

	Three Months Ended March 31,
	2020	2019
Preferred units, as if converted to Class A common units	10,817	5,103
Incentive units—Class B common units	2,607	1,660

	13,424	6,763

The following Class A common unit equivalents have been excluded from the calculations of diluted net loss per Class A common unit because their inclusion would be antidilutive (in thousands).

	Year ended December 31,
	2018	2019
Preferred units, as if converted to Class A common units	5,103	9,950
Incentive units—Class B common units	1,612	2,671

	6,715	12,621

Schedule of Pro forma Earnings Per Share, Basic and Diluted

The unaudited pro forma basic and diluted weighted average common unit outstanding used in the calculation of unaudited pro forma basic and diluted net loss per unit attributable to common unit holders for the year ended December 31, 2019 has been prepared to give effect to the conversion of Zentalis Pharmaceuticals, LLC to a C-corporation, the conversion of Class A common units and Class B common units to common stock and the conversion of preferred units to common stock as if the proposed initial public offering had occurred on January 1, 2019. Shares of common stock issued in the IPO and any related net proceeds are excluded from the pro forma information. Pro forma basic and diluted net loss per unit attributable to common unit holders for the year ended December 31, 2019 was calculated as follows (in thousands except per share amounts):

Year ended December 31, 2019
Net loss attributable to Zentalis Pharmaceuticals, LLC common units—basic and diluted	$(45,663)

Weighted average number of common units outstanding	8,815
Pro forma adjustments to reflect automatic conversion of convertible preferred units to common stock upon the completion of the proposed initial public offering	9,237

Pro forma weighted average number of shares outstanding—basic and diluted	18,058

Pro forma net loss per common share	$(2.53)